Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Summary of Carrying Amounts of Each Class of Intangible Assets
The carrying amounts of each class of intangible assets were as follows:

	December 31	September 30
	2018	2019
Licenses	$23,073,400	$23,073,400
Computer software	7,192	3,823

	$23,080,592	$23,077,223

For the nine months ended September 30, 2018

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895

Balance at September 30, 2018	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	4,726	4,726

Balance at September 30, 2018	$—	$34,249	$34,249

For the nine months ended September 30, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2019 and September 30, 2019	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	3,369	3,369

Balance at September 30, 2019	$—	$39,247	$39,247